Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 31/03/2013

Check here if Amendment [     ];  Amendment Number:
This Amendment (Check only one.):  [     ] is a restatement.
[     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Omni Partners LLP
Address:        5th Floor
                     5 Golden Square
                     London W1F 9BS
                     United Kingdom
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person "signing the report is authorized to submit it, that all" "information contained herein is true, correct and complete, and" "that it is understood that all required items, statements," "schedules, lists, and tables, are considered integral parts of" this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Paul Besaw
Title:          Financial Controller
Phone:          +442035401625
"Signature, Place, and Date of Signing"

"Paul Besaw,  London   May 15, 2013"


Report Type (Check only one.):

[ X  ]     13F HOLDINGS REPORT.

[     ]     13F NOTICE.

[    ]     13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

13F File Number                  Name
-------------------------------  ----------------------------------





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 25

"Form 13F Information Table Value Total: 310650 (x 1,000)"



		FORM 13F INFORMATION TABLE
	Title of			/PRN 	SH/	PUT/	INVS 	OTHER 	Voting Authority
Name of Issuer	Class	CUSIP	(x$1000)	AMT	PRN	CALL	DISC	MANAGERS	SOLE	SHARED	NONE

* CHICAGO BRIDGE & IRON CO N V N Y REGISTRY SH	COM	167250109	0	8	SH		SOLE		8
* CLEARWIRE CORP NEW CL A	CL A	18538Q105	810	250000	SH		SOLE		250000
* COMCAST CORP NEW CL A SPL	CL A	20030N200	8015	202295	SH		SOLE		202295
* COMPUWARE CORP COM	COM	205638109	2500	200000	SH		SOLE		200000
* CONSTELLATION BRANDS INC CL A	CL A	21036P108	1191	25000	SH		SOLE		25000
* COVENTRY HEALTH CARE INC COM	COM	222862104	28795	612263	SH		SOLE		612263
* CYMER INC COM	COM	232572107	32213	335204	SH		SOLE		335204
* HEINZ H J CO COM	COM	423074103	21681	300000	SH		SOLE		300000
* HERTZ GLOBAL HOLDINGS INC COM	COM	42805T105	507	22755	SH		SOLE		22755
* MONSTER WORLDWIDE INC COM	COM	611742107	1268	250000	SH		SOLE		250000
* NEWCASTLE INVT CORP COM	COM	65105M108	3351	300000	SH		SOLE		300000
* NYSE EURONEXT COM	COM	629491101	64183	1661040	SH		SOLE		1661040
* PLAINS EXPL& PRODTN CO COM	COM	726505100	23593	497000	SH		SOLE		497000
* PVH CORP COM	COM	693656100	0	1	SH		SOLE		1
* RIO TINTO PLC SPONSORED ADR	ADR	767204100	780	16558	SH		SOLE		16558
* RYANAIR HLDGS PLC SPONSORED ADR	ADR	783513104	1149	27510	SH		SOLE		27510
* RYMAN HOSPITALITY PPTYS INC COM	COM	78377T107	915	20000	SH		SOLE		20000
* SAUER-DANFOSS INC COM	COM	804137107	1064	18210	SH		SOLE		18210
* SPDR GOLD TRUST GOLD SHS	COM	78463V107	3089	20000	SH		SOLE		20000
* SPRINT NEXTEL CORP COM SER 1	COM	852061100	18113	2916667	SH		SOLE		2916667
* VIRGIN MEDIA INC COM	COM	92769L101	90399	1846000	SH		SOLE		1846000
* WMS INDS INC COM	COM	929297109	170	6738	SH		SOLE		6738
NEWCASTLE INVT CORP CALL	COM	65105M908	28	231	SH		SOLE		231
ONE LIBERTY PPTYS INC COM	COM	682406103	732	33701	SH		SOLE		33701
SPRINT NEXTEL CORP PUT	COM	852061950	6106	12500	SH		SOLE		12500